Senior Debt (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015
Maximum borrowing capacity	$ 10,000,000		$ 10,000,000
Outstanding credit facility	$ 0		$ 0	$ 2,230,000
Credit facility interest rate percentage	18.00%		18.00%
Percentage of proceeds from customer loans					100.00%
Credit facility maturity date	Jun. 01, 2016		Jun. 01, 2016
Monthly principal and interest payments percentage	10.00%		10.00%
Repayment of credit facility date	Aug. 21, 2015		Aug. 21, 2015
Debt Term			5 years
Payment of credit	$ 3,000,000		$ 3,000,000
Net profit interest	58,885	$ 51,551	$ 107,340	$ 0
Accrued profit interest net	$ 58,885
BFG Loan Holdings, LLC [Member]
Monthly principal and interest payments percentage	20.00%		20.00%
Repayment of credit facility date	Aug. 31, 2015
Debt Term	10 years
Percentage of net profit shall be reduced during the period	10.00%
Minimum [Member]
Credit facility advance amount	$ 25,000		$ 25,000
Debt Term			3 years